                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3528

                        UMB Scout Money Market Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT                                                VALUE
FEDERAL PORTFOLIO

U.S. GOVERNMENT AGENCIES - 99.1%
               Federal Home Loan Bank

$2,500,000        1.40%, 04/01/05                  $  2,500,000
16,098,000        2.55%, 04/01/05                    16,098,000
10,000,000        2.56%, 04/04/05                     9,997,867
 5,000,000        1.51%, 04/26/05, callable           5,000,000
 5,000,000        2.57%, 04/29/05                     4,990,005
 1,200,000        2.25%, 01/30/06, callable           1,190,851
10,000,000        Variable Rate, 04/28/06            10,000,000
            Federal Home Loan Mortgage Corp.
 9,700,000        2.60%, 04/05/05                     9,697,198
 3,500,000        2.57%, 04/19/05                     3,495,502
 3,250,000        2.56%, 04/20/05                     3,245,626
15,000,000        2.615%,04/25/05                    14,973,967
 2,000,000        2.55%, 04/26/05                     1,996,459
 7,600,000        2.63%, 04/27/05                     7,585,564
 4,525,000        2.76%, 06/13/05                     4,499,675
            Federal National Mortgage Association
 6,350,000        2.65%, 04/01/05                     6,350,000
10,000,000        2.51%, 04/04/05                     9,997,908
 2,400,000        2.70%, 04/06/05                     2,399,100
 5,000,000        2.60%, 04/18/05                     4,993,861
 8,900,000        2.64%, 04/22/05                     8,886,294
10,000,000        Variable Rate, 04/28/05            10,000,000
 5,000,000        2.66%, 05/02/05                     4,988,547
 5,000,000        2.66%, 05/03/05                     4,988,178
 5,000,000        2.66%, 05/04/05                     4,987,808
 5,000,000        2.66%, 05/05/05                     4,987,439
 5,000,000        2.66%, 05/06/05                     4,987,069
 5,000,000        2.81%, 05/16/05                     4,982,437
 5,000,000        2.83%, 05/23/05                     4,979,561
10,000,000        3.00%, 09/26/05                     9,851,667
11,875,000        Variable Rate, 10/07/05            11,883,483
 5,750,000        6.00%, 12/15/05                     5,862,269

TOTAL INVESTMENTS (COST $200,396,335) - 99.1%       200,396,335

Other assets less liabilities - .9%                   1,855,630
                                                   ------------

TOTAL NET ASSETS - 100.0%                          $202,251,965
                                                   ============

(equivalent of $1.00 per share; 750,000,000 shares of $0.01 par value capital shares authorized; 202,302,015 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Schedules of investments

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                        VALUE
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 29.6%

                    American Express Bank
          3,000,000      Variable, 04/15/05                                                      $2,999,990
                    American Express Co.
          5,375,000      Variable, 04/05/05                                                       5,373,486
                    Anheuser Busch, Companies, Inc.
          5,000,000      2.66%, 05/16/05                                                          4,983,375
                    BellSouth Corp.
          1,379,000      2.77%, 04/05/05                                                          1,378,576
         10,000,000      2.65%, 04/06/05                                                          9,996,319
         10,000,000      2.68%, 04/12/05                                                          9,991,811
                    Kimberly Clark Corp.
          5,489,000      2.68%, 04/07/05                                                          5,486,548
                    Merrill Lynch & Co.
         10,000,000      Variable, 01/13/06                                                      10,037,265
         15,000,000      Variable, 04/05/06                                                      15,000,000
                    Pepsico, Inc.
          1,000,000      2.75%, 04/22/05                                                            998,396
                    Pfizer, Inc.
         10,000,000      2.57%, 04/05/05                                                          9,997,145
         10,000,000      2.58%, 04/13/05                                                          9,991,400
          1,760,000      2.61%, 04/15/05                                                          1,758,214
                    Procter & Gamble Co.
         11,000,000      2.64%, 04/11/05                                                         10,991,933
          5,000,000      2.66%, 04/12/05                                                          4,995,936
          5,350,000      2.57%, 04/19/05                                                          5,343,125
                    SBC Communications, Inc.
         10,000,000      2.65%, 04/04/05                                                          9,997,792
         10,150,000      2.64%, 04/05/05                                                         10,147,011
          4,000,000      2.68%, 04/18/05                                                          3,994,938
                    Shell Finance
         18,211,000      2.70%, 04/08/05                                                         18,201,439
                    State Street Boston
         10,000,000      2.72%,04/13/05                                                           9,990,933
          2,600,000      2.73%, 04/15/05                                                          2,597,240
          9,900,000      2.78%, 04/29/05                                                          9,878,594

TOTAL SHORT-TERM CORPORATE NOTES (COST $174,131,466) - 29.6%                                    174,131,466
                                                                                     -----------------------

MUNICIPAL BOND - 4.3%
                    Colorado Springs, Colorado, Utility Revenue Bonds
         25,000,000      Variable, 11/01/27                                                     $25,000,000

TOTAL MUNICIPAL BOND (COST $25,000,000) - 4.3%                                                   25,000,000
                                                                                     -----------------------

U.S. GOVERNMENT AGENCIES - 64.4%
                    Federal Home Loan Bank
         14,600,000      2.40%, 04/01/05                                                         14,600,000
         10,000,000      2.78%, 04/04/05                                                          9,997,867
          5,000,000      1.51%, 04/26/05                                                          5,000,000
         10,000,000      2.57%, 04/29/05                                                          9,980,011
          7,000,000      1.58%, 05/20/05                                                          7,000,000
         10,000,000      2.00%, 06/01/05                                                         10,000,000
          2,000,000      1.62%, 06/17/05                                                          1,995,255
          2,000,000      1.60%, 08/05/05                                                          1,991,020
         20,000,000      2.88%, 09/12/05                                                         19,996,171
          3,690,000      2.25%, 01/30/06                                                          3,661,865
          5,000,000      3.20%, 2/28/06                                                           4,998,175
         20,000,000      FLOAT, 04/28/06                                                         20,000,000
                    Federal Home Loan Mortgage Corp.
          9,700,000      2.60%, 04/05/05                                                          9,697,198
         10,000,000      2.66%, 04/12/05                                                          9,991,872
          6,300,000      2.57%, 04/19/05                                                          6,291,904
          8,500,000      2.56%, 04/20/05                                                          8,488,536
         25,000,000      2.62%, 04/25/05                                                         24,956,767
          8,000,000      2.55%, 04/26/05                                                          7,985,834
         12,400,000      2.63%, 04/27/05                                                         12,376,447
                    Federal National Mortgage Association
         21,538,000      2.65%, 04/01/05                                                         21,538,000
         16,100,000      2.65%, 04/06/05                                                         16,093,982
          2,100,000      2.66%, 04/08/05                                                          2,098,914
         15,000,000      2.67%, 04/13/05                                                         14,986,650
         10,000,000      2.65%, 04/14/05                                                          9,990,431
          1,278,000      2.73%, 04/15/05                                                          1,276,643
         10,000,000      2.60%, 04/18/05                                                          9,987,722
          7,000,000      2.67%, 04/20/05                                                          6,990,136
          9,100,000      2.64%, 04/22/05                                                          9,085,986
          4,500,000      2.57%, 04/27/05                                                          4,491,647
         10,000,000      Variable, 04/28/05                                                      10,000,000
          5,000,000      2.68%, 05/02/05                                                          4,988,547
          5,000,000      2.66%, 05/03/05                                                          4,988,178
          5,000,000      2.66%, 05/04/05                                                          4,987,808
          5,000,000      2.66%, 05/05/05                                                          4,987,439
          5,000,000      2.66%, 05/06/05                                                          4,987,069
          5,000,000      2.81%, 05/16/05                                                          4,982,437
         18,000,000      2.80%, 05/17/05                                                         17,935,600
         10,000,000      2.83%, 05/23/05                                                          9,959,122
          5,000,000      5.75%, 06/15/05                                                          5,026,946
            510,000      2.94%, 08/10/05                                                            504,544
         10,000,000      3.00%, 09/26/05                                                          9,851,667
         10,000,000      2.38%, 12/15/05                                                          9,946,606

TOTAL U.S. GOVERNMENT AGENCIES (COST $378,694,996) - 64.4%                                     $378,694,996
                                                                                     -----------------------

TOTAL INVESTMENTS (COST $577,826,462) - 98.3%                                                   577,826,462

Other Assets less Liabilities - 1.7%                                                              9,733,246
                                                                                     -----------------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; 1,500,000,000 shares of $0.01 par value
   capital shares authorized; 587,373,820 shares outstanding)                                  $587,559,708
                                                                                     =======================

Valuation of securities is on the basis of amortized cost, which approximates market value.


See accompanying Notes to Schedules of investments

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                            MONEY              MONEY
                                            MARKET             MARKET
                                             FUND               FUND
                                           FEDERAL             PRIME
(in thousands)                            PORTFOLIO          PORTFOLIO
-------------------------------------    ------------       -----------
Unrealized appreciation .............    $         --       $        --
Unrealized depreciation .............              --                --
                                         ------------       -----------
Net unrealized appreciation
 (depreciation)......................              --                --
                                         ============       ===========
Cost of securities on a
 tax basis ..........................     200,396,335       577,826,462
                                         ============       ===========

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Money Market Fund, Inc.

/s/ James L. Moffett
--------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
--------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005